General and Administrative Expenses - Schedule of general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Selling, general and administrative expense [Abstract]
Management fees, salaries and wages	$ 761	$ 760	$ 1,733	$ 1,408
Marketing	563	331	946	638
Office, administration, and regulatory	1,098	1,316	2,080	2,237
Professional fees, advisory, and consulting	959	1,156	2,065	2,047
Total	$ 3,381	$ 3,563	$ 6,824	$ 6,330